Earnings Per Unit (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Unit [Abstract]
Earnings per Unit, Basic and Diluted
	Three Month Period Ended June 30, 2019	Three Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2018
Numerator
Net income	$ 448	$ 4,487	$ 501	$ 7,528
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	34,603,100	34,603,100	34,603,100	32,433,336
Basic and diluted net earnings per common unit	0.01	0.13	0.01	0.23